Deposits, Prepayment and Other Receivables	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
4.	Deposits, Prepayment and Other Receivables

Deposits, prepayment and other receivables consist of the following:

	December 31,	December 31,
	2016	2017
	HK$	HK$

Prepaid insurance	272	1,184
Prepaid renovation/property, plant and equipment	1,603	25,241
Rental deposits / prepaid rent	1,536	1,535
Other receivables	1,422	5,614
	4,833	33,574